ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Revenue from loss of hire insurance	$ 400,000	$ 300,000	$ 0
Accumulated Other Comprehensive Loss:
Unrealized net loss on qualifying cash flow hedging instruments	(19,462,000)	(20,964,000)
Losses associated with pensions, net of tax recoveries	(15,486,000)	(12,347,000)
Tax recoveries from losses associated with pensions	400,000
Accumulated other comprehensive loss	(34,948,000)	(33,311,000)
Other operating gains and losses | Energy trading contract
Trading activity:
Gains and losses on trading activity	$ 2,000,000	$ (5,300,000)	$ 0
Maximum
Trading activity:
Ownership percentage of unlisted investments	20.00%